Party-In-Interest Transactions	12 Months Ended
Dec. 31, 2025
Trustmark 401(k) Plan [Member]
Party-In-Interest Transactions [Abstract]
Party-In-Interest Transactions
Note 5. Party-In-Interest Transactions

Certain Plan investments are invested in the common stock of the Company. Investment transactions in employer securities qualify as exempt party-in-interest transactions. For the years ended December 31, 2025 and 2024, dividends of $433,912 and $494,211, respectively, were received by the Plan. The Plan held 422,930 and 491,661 shares valued at $16,473,118 and $17,390,020 on December 31, 2025 and 2024, respectively. For the year ended December 31, 2025, the Plan purchased 12,238 shares and sold 80,968 shares. For the year ended December 31, 2024, the Plan purchased 17,579 shares and sold 111,382 shares.

GWL&A performs services, sells products, and maintains certain investments of the Plan for which fees are charged to the Plan. Newport Trust Company serves as an independent fiduciary and investment manager for the Employer Stock Fund. Party-in-interest transactions also include notes receivable from participants. Certain Plan investments are held by Empower Trust Company, LLC who is trustee and recordkeeper for the Plan. Such transactions, while considered party-in-interest transactions under ERISA, are permitted under the provisions of the Plan and are specifically exempt from the prohibition of party-in-interest transactions.